Long-Term Debt (Aggregate Maturities Of Long-Term Debt) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Long-Term Debt
2012
2013	350.0
2014
2015
2016	100.0
Thereafter	958.0
Long-term debt	$ 1,408.0	$ 1,634.8